Other Assets	12 Months Ended
Dec. 31, 2016
Other Assets, Noncurrent Disclosure [Abstract]
Other Assets
Other Assets

	December 31,
(In millions)	2016	2015

Deposits	$12.4	12.1
Deferred profit sharing asset	11.3	12.4
Income tax receivable	31.9	22.9
Derivative instruments	1.6	4.2
Equity method investment in unconsolidated entities	3.5	4.9
Marketable securities	4.1	3.5
Other	22.1	16.4
Other assets	$86.9	76.4